Property, plant and equipment, net	6 Months Ended
Mar. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net

Note 8 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2022	2021
	(unaudited)
Forestry	$11,042,228	—
Plant, machinery and equipment	72,361	70,113
Transportation equipment	55,255	54,362
Office equipment	21,827	21,474
Subtotal	11,191,671	145,949
Accumulated depreciation	(85,988)	(66,467)
Total	$11,105,683	$79,482

Depreciation expense was $18,375 and $25,594 for the six months ended March 31, 2022 and 2021, respectively.